Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2019	2018
Property and equipment:
Lab equipment	$5,090	$4,689
Leasehold improvements	1,759	1,487
Furniture and fixtures	505	403
Office and computer equipment	153	152
Construction-in-process	272	241
Property and equipment	$7,779	$6,972
Less: accumulated depreciation	(2,230)	(1,496)
Property and equipment, net	$5,549	$5,476